AMERICAN PENSION INVESTORS TRUST

106 Annjo Court, Suite A

Forest, Virginia 24551

FILED VIA EDGAR

June 17, 2021

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	American Pension Investors Trust (the “Trust”) File Nos. 002-96538 and 811-04262

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of the Yorktown Growth Fund, Yorktown Capital Appreciation Fund, Yorktown Short Term Bond Fund, Yorktown Multi-Sector Bond Fund, Yorktown Master Allocation Fund, Yorktown Small Cap Fund, and Yorktown Treasury Advanced Total Return Fund (collectively, the “Funds”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(c), the Trust hereby submits exhibits containing interactive data format risk/summary information based on the risk/return summary information contained in the definitive Prospectuses and Statement of Additional Information for the Funds, as filed on June 4, 2021 (SEC Accession No. 0001580642-21-002641).

Please contact me at 513-869-4262 with any questions. Thank you.

Sincerely,

/ s/ Maggie Bull

Maggie Bull

Assistant Secretary